UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY (DEFICIT) (Parentheticals)	Dec. 31, 2024
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Percentage of equity interest to obtain in acquisition	100.00%